CSMC 2021-NQM8 Trust ABS-15G

Exhibit 99.31

Seller Loan ID	Loan Number	Field ID	Original Field Value	Audit Value	Data Compare Comments
XXXX	433995067	UW_FICO_Utilized	XXX	XXX	FALSE